PARENT ONLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
PARENT ONLY FINANCIAL INFORMATION
PARENT ONLY FINANCIAL INFORMATION

21   PARENT ONLY FINANCIAL INFORMATION

The following presents condensed parent company financial information of Tarena International.

Condensed Balance Sheets

	December 31,
	2018	2019	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	25,507	7,599	1,092
Prepaid expenses and other current assets	696	259	37
Total current assets	26,203	7,858	1,129
Investments in subsidiaries	137,986	—	—
Amount due from subsidiaries	429,017	—	—
Total assets	593,206	7,858	1,129
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term bank loan	13,726	—	—
Accrued expenses and other current liabilities (1)	6,862	8,132	1,169
Total current liabilities	20,588	8,132	1,169
Total liabilities	20,588	8,132	1,169

Commitments and contingencies	—	—	—

Shareholders’ equity:
Class A ordinary shares (US$0.001 par value,860,000,000 shares authorized, 52,972,578 and 53,806,534 shares issued, 45,873,437 and 46,707,393 shares outstanding as of December 31, 2018 and 2019, respectively)	331	337	48
Class B ordinary shares (US$0.001 par value, 40,000,000 shares authorized, 7,206,059 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	74	74	11
Treasury shares (7,099,141 class A ordinary shares as of December 31, 2018 and 2019, at cost)	(457,169)	(457,169)	(65,668)
Additional paid-in capital	1,222,072	1,284,573	184,517
Accumulated other comprehensive income	50,472	51,386	7,381
Accumulated deficit	(243,162)	(879,475)	(126,329)
Total shareholders’ equity (deficit)	572,618	(274)	(40)
Total liabilities and shareholders’ equity	593,206	7,858	1,129
(1)	Mainly related to repurchase of treasury shares.

Condensed Statements of Comprehensive Loss

	Year Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Selling and marketing expenses	—	(403)	—	—
General and administrative expenses	(5,218)	(5,536)	(29,011)	(4,167)
Operating loss	(5,218)	(5,939)	(29,011)	(4,167)
Equity in loss of subsidiaries	(913)	(589,564)	(608,015)	(87,336)
Foreign currency exchange (loss) gains	(421)	341	115	17
Interest income (expense)	2,327	413	(67)	(10)
Other income	4,078	2,550	665	96
Loss before income taxes	(147)	(592,199)	(636,313)	(91,400)
Income tax expense	—	—	—	—
Net loss	(147)	(592,199)	(636,313)	(91,400)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income tax	(13,832)	11,100	914	131
Unrealized holding gains on available for sale securities, net of RMB2,818, nil and nil income taxes for the year 2017, 2018 and 2019, respectively	11,496	—	—	—
Reclassification adjustment for gains on available for sale securities realized in net income, net of RMB2,818, nil and nil income taxes for year 2017, 2018 and 2019	(11,496)	—	—	—
Other-than-temporary impairment loss recognized in other comprehensive loss (before tax)	(5,000)	—	—	—

Comprehensive loss	(18,979)	(581,099)	(635,399)	(91,269)

Condensed Statements of Cash Flows

	Year Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Operating activities:
Net cash (used in) provided by operating activities	(17,595)	165,098	(3,249)	(466)
Investing activities:
Purchase of time deposits	(196,771)	—	—	—
Proceeds from maturity of time deposits	363,533	63,452	—	—
Foreign currency exchange losses	10,691	1,890	—	—
Net cash provided by investing activities	177,453	65,342	—	—
Financing activities:

Proceeds from bank loan	—	13,229	—	—
Issuance of Class A ordinary shares in connection with exercise of share options	22,254	2,951	3,335	479
Payment of dividends	(63,087)	(42,955)	—	-
Repayment of bank borrowings	—	—	(13,792)	(1,981)
Repurchase of treasury shares	(143,389)	(196,957)	(5,058)	(727)
Net cash used in financing activities	(184,222)	(223,732)	(15,515)	(2,229)
Changes in cash and cash equivalents	(24,364)	6,708	(18,764)	(2,695)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(1,748)	1,141	856	123
Net (decrease) increase in cash and cash equivalents	(26,112)	7,849	(17,908)	(2,572)
Cash and cash equivalents at beginning of year	43,770	17,658	25,507	3,664
Cash and cash equivalents at end of year	17,658	25,507	7,599	1,092
Non-cash financing activities:
Payable for repurchase of treasury shares	17,953	5,109	—	—